Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Summary of Compensation of Key Management Personnel	A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2024	2023
Short-term employee benefits	$99	$83
Post-employment benefits	7	6
Share-based payments	79	73
Termination benefits	2	3
Other long-term benefits	3	3
Total	$190	$168